Fair Value (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Fair Value Disclosures [Abstract]
Long-term Debt, Gross	$ 274,164	$ 218,516
Long-term Debt, Fair Value	$ 274,999	$ 219,981